OTHER PAYABLES AND ACCRUED EXPENSES (Narrative) (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Accounts Payable And Accrued Liabilities [Line Items]
Payables To Guizhou Eakan Investing Corp	[1]	$ 2,121,392	$ 2,228,262
Potential Investors [Member]
Accounts Payable And Accrued Liabilities [Line Items]
Deposits received from a potential investor		4,977,112	5,227,846
Interest plus penalty on these deposits		$ 3,597,142	$ 3,451,227

[1]	Guizhou Taibang has payables to Guizhou Eakan Investing Corp., amounting to approximately $2,121,392 and $2,228,262 as of December 31, 2018 and 2017, respectively. The Company borrowed this interest free advance for working capital purpose for Guizhou Taibang. The balance is due on demand. See Note 17.